EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
Expenses associated with the defined contribution savings plan	$ 2.4	$ 1.0	$ 3.6	$ 5.1